Schedule of Revenues by Category (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Sep. 30, 2022	Dec. 31, 2021
Subsidiary or Equity Method Investee [Line Items]
Total revenues	$ 1,565,820	$ 3,786,228	$ 5,003,159	$ 12,714,302		$ 16,185,682		$ 14,385,828
Theralink Technologies Inc [Member]
Subsidiary or Equity Method Investee [Line Items]
Total revenues					$ 606,796		$ 567,905
Theralink Technologies Inc [Member] | Biopharma Services [Member]
Subsidiary or Equity Method Investee [Line Items]
Total revenues					465,430		547,060
Theralink Technologies Inc [Member] | Patient Testing Service [Member]
Subsidiary or Equity Method Investee [Line Items]
Total revenues					$ 141,366		$ 20,845